FORM 13-F INFORMATION TABLE


                              UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [ X ];               Amendment Number:
       This Amendment (Check only one):         [ X] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            August 18, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               48
                                                  -----------------------

Form 13F Information Table Value Total:            94984.211(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13-F INFORMATION TABLE

Column 1			     Column 2	    Column 3	Column 4      Column 5     Column 6   Column 7	   Column 8
									     SHRS or SH/
				    Title of 		       Market Value  PUT/PRN AMT  Investment   Other    VOTING AUTHORITY
Name of Issuer			      Class	      CUSIP	(x $1000)    PRN CALL     Discretion  Managers  Sole  Shared  None
----------------------------------------------------------------------------------------------------------------------------------
1/100 Berskshire Hathaway Cl A 100    CL A	     084670108	 7227 		60		sole			        60
Altria Group			      com	    02209S1033	 3577 	    145271		sole			    145271
Berkshire Hathaway Class B	      CL B New	     084670702	 5575 	     69594 		sole			     69594
Buckeye Partners LP		      UN LTD PARTN   118230101	  200 	      3000 		sole			      3000
Cisco Systems Inc		      com	    17275R1023	 2368 	    117049	 	sole			    117049
Comcast Corp Class A		      CL A	    20030N1019	 3182 	    144845 		sole			    144845
Corrections Corp. of America	      com new	    22025Y4070	 2853 	    113830 		sole			    113830
Covidien PLC			      shs	    G2554F10 5	  409 	      8947 		sole			      8947
CurrencyShares Japanese Yen Trust     japan yen	     23130A102	 2524 	     20735 		sole			     20735
Dell Inc.			      com	    24702R1014	 1773 	    130855 		sole			    130855
Diageo PLC New ADR F		      spon adr new  25243Q2057	 1848 	     24865 		sole			     24865
Enbridge Energy Management LLC	      shs un lli    29250X1037	  756 	     11840 		sole			     11840
Enbridge Energy Ptnrs LP	      com	     29250R106	  281 	      4500 		sole			      4500
ENSCO International Inc		      spon adr	    29358Q1094	 2477 	     46410 		sole			     46410
Exxon Corporation		      com	    30231G1022	 1355 	     18526 		sole			     18526
Foster Wheeler AG		      com	     H27178104	 1295 	     37525 		sole			     37525
Goldman Sachs GRP		      com	    38141G1040	 2115 	     12578 		sole			     12578
Google Inc			      CL A	     38259P508	  525 	       884 		sole			       884
Hillenbrand, Inc.		      com	    4315711089	  932 	     44797 		sole			     44797
Hill-Rom Holdings, Inc.		      com	    4314751029	 2421 	     61489 		sole			     61489
Intl Business Machines		      com	     459200101	  420 	      2865 		sole			      2865
iShares Barclays 1-3 Yr Treas Bd Fd   Brclys 1-3yr   464287457	  395 	      4700 		sole		              4700
iShares iBoxx Investment Gr Bd	      IBOX Inv CPBD  464287242	 1299 	     11977 		sole			     11977
Ivanhoe Mines LTD		      com	    46579N1033	 1727 	     75340 		sole			     75340
Johnson & Johnson		      com	    4781601046	 3009 	     48653 		sole			     48653
Kinder Morgan Energy LP		      UT LTD Ptnr   4945501066	  672 	      9565 		sole			      9565
Kinder Morgan Management,LLC	      shs	    49455U1007	  634 	      9484 		sole			      9484
Linn Energy LLC UTS		      unit ltd liab 5360201009	  736 	     19642 		sole			     19642
McDermott International, Inc.	      com	     580037109	  308 	     14895 		sole			     14895
Microsoft Corp			      com	    5949181045	 1687 	     60452 		sole			     60452
Occidental Petroleum Corp.	      com	    6745991058	 4403 	     44884 		sole			     44884
Pepsico Incorporated		      com	    7134481081	 1148 	     17568 		sole			     17568
Pfizer Incorporated		      com	    7170811035	 5041 	    287901 		sole			    287901
Philip Morris International 	      com	    7181721090	 3557 	     60766 		sole			     60766
Plum Creek Timber Co REIT	      com	    7292511083	 1266 	     33794 		sole			     33794
ProShares Short S&P 500		      psh shtS&P500  74347R503	 1435 	     32730 		sole		             32730
Qualcomm Inc			      com	    7475251036	 2796 	     56495 		sole			     56495
Quest Diagnostic Inc		      com	    74834L1008	  779 	     14435 		sole			     14435
Ryanair Holdings plc		      spon adr	    7835131043	 1120 	     36420 		sole			     36420
Schlumberger Ltd		      com	    8068571086	 2123 	     25424 		sole			     25424
SPDR Gold Trust			      GOLD SHS	     78463V107	 7013 	     50555 		sole			     50555
Sprint Nextel Corp.		      com ser 1	    8520611000	 2885 	    682085 		sole			    682085
Telmex Internacional F Series	      Spons ADR SRL  879690105	  113 	    120000 		sole			    120000
UnitedHealth Group Inc.		      com	    91324P1021	 1686 	     46682 		sole			     46682
Vodafone Group PLC ADR		      spons adr nw  92857W2098	 1117 	     42245 		sole			     42245
Wal-Mart Stores Inc		      com	    9311421039	 1535 	     28458 		sole			     28458
Waste Management Inc		      com	    94106L1098	  982 	     26647 		sole			     26647
Wellpoint Health Networks New	      com	    94973V1070	 1404 	     24690 		sole			     24690


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